Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other identifiable intangible assets [member]
Statement [LineItems]
Summary of Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2021	2,646	130	1,815	638	758	5,987
Acquisitions	-	-	2	-	-	2
Removed from service	-	-	(1)	-	-	(1)
Disposals of businesses	-	-	(5)	-	-	(5)
Translation and other, net	-	-	(44)	(8)	(19)	(71)
December 31, 2022	2,646	130	1,767	630	739	5,912
Acquisitions	-	18	19	-	-	37
Disposals of businesses	-	(14)	(31)	-	-	(45)
Translation and other, net	-	-	27	3	8	38
December 31, 2023	2,646	134	1,782	633	747	5,942

Accumulated amortization:
December 31, 2021	-	(110)	(1,258)	(560)	(728)	(2,656)
Amortization	-	(9)	(64)	(20)	(6)	(99)
Removed from service	-	-	1	-	-	1
Disposals of businesses	-	-	5	-	-	5
Translation and other, net	-	1	29	7	19	56
December 31, 2022	-	(118)	(1,287)	(573)	(715)	(2,693)
Amortization	-	(11)	(63)	(19)	(4)	(97)
Disposals of businesses	-	14	31	-	-	45
Translation and other, net	-	-	(22)	(2)	(8)	(32)
December 31, 2023	-	(115)	(1,341)	(594)	(727)	(2,777)
Carrying amount:
December 31, 2022	2,646	12	480	57	24	3,219
December 31, 2023	2,646	19	441	39	20	3,165